INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of components of (loss) / income before income tax

	Years ended December 31,
	2022	2023	2024

Cayman Islands	$(2,411)	$(1,635)	$(1,288)
Hong Kong SAR	(66,872)	(9,307)	(3,887)
PRC, excluding Hong Kong SAR, and other countries	(6)	1,392	2,647
Total	$(69,289)	$(9,550)	$(2,528)

Schedule of income tax (benefit) / expense

	Years ended December 31,
	2022	2023	2024

Current income tax (benefit) / expense	$(12,300)	$—	$9
Deferred income tax (benefit) / expense	(407)	40	(48)
Total	$(12,707)	$40	$(39)

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2023	2024

Deferred tax assets:
Allowance for credit losses	$154	$158
Write-down for inventory	111	18
Lease liabilities	876	1,538
Net operating loss carry forwards	34,665	36,108
Gross deferred tax assets	35,806	37,822
Less: Valuation allowance	(34,500)	(36,017)
Total deferred tax assets, net	$1,306	$1,805

Deferred tax liabilities:
Property and equipment, net	$(151)	$(100)
Acquired intangible assets	(433)	(268)
Operating lease ROU assets	(876)	(1,538)
Total deferred tax liabilities	$(1,460)	$(1,906)
Net deferred tax assets	—	—
Net deferred tax liabilities	$(154)	$(101)

Schedule of movement of valuation allowance

	Years ended December 31,
	2023	2024
Balance at beginning of the period	$30,324	$34,500
Additions	4,210	1,517
Decrease related to subsidiaries’ cancellation	(34)	—
Balance at end of the period	$34,500	$36,017

Schedule of reconciliation between the expense or benefit of income taxes computed by applying the PRC income tax rate to loss before income tax and the actual provision for income taxes

	Years ended December 31,
	2022	2023	2024

Loss before income tax	$(69,289)	$(9,550)	$(2,528)
Statutory income tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	(17,322)	(2,387)	(632)
Non-deductible expenses	982	129	77
Non-deducible impairment loss	14,021	—	—
Statutory expense	(203)	(293)	(101)
R&D super deduction	(2,392)	(2,904)	(1,700)
Effect of preferential tax rates	344	(86)	50
Effect of income tax rate differences in jurisdictions other than the PRC	1,311	1,151	468
Deferred tax expense	(415)	—	—
Prior year true up	(157)	(71)	88
Unrecognized tax benefits-Fin 48	(12,302)	—	—
Changes in valuation allowances	3,426	4,501	1,711
Income tax (benefit) / expense	$(12,707)	$40	$(39)

Schedule of roll-forward of unrecognized tax benefits

	Years ended December 31,
	2022	2023	2024

Beginning balance	$13,101	$107	$107
Additions	73	—	—
Decreases	(13,067)	—	—
Ending balance	$107	$107	$107